RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 22, 2021	Jun. 19, 2017	Sep. 30, 2019	Jun. 30, 2017	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Nov. 30, 2019	Jan. 31, 2019	Jan. 31, 2018	Jul. 31, 2017	Dec. 11, 2015	Dec. 15, 2014
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Long term loan								$ 4,672,096	$ 3,595,561
Repayments of Debt	$ 50,000
Proceeds from Issuance of Debt								270,000
Debt Instrument, Face Amount	151,688
Debt Instrument, Unamortized Discount			$ 819,500					$ 777,610	$ 370,584			$ 86,000	$ 57,467
Loan amount											$ 277,886
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						51,945,633		2,550,000	425,000
Shares Issued, Price Per Share			$ 0.22	$ 0.50				$ 0.008						$ 0.50		$ 0.01	$ 0.001
Debt Conversion, Converted Instrument, Amount	$ 100,688							$ 1,651,900
Additional Paid in Capital						$ 22,302,897		15,785,468	$ 11,899,553
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants						$ 2,000,000
Warrants to purchase common stock per share						$ 0.10
Warrants to purchase common stock exercise period						5 years
Inventory, Raw Materials and Purchased Parts, Net of Reserves						$ 100,000
Purchase of raw materials repaid						50,000
Purchase of raw materials remaining amount						$ 50,000
Common stock shares received						2,740,000
Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Shares Issued, Price Per Share			$ 0.30									$ 0.22	$ 0.65
Additional Paid in Capital						$ 2,000,000
During the year ended December 31, 2018 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Convertible Debenture - Related Party, converted					$ 2,060,000	2,060,000		2,060,000		$ 2,060,000
Interest accrued on debt					$ 280,529	$ 280,529		$ 280,529		$ 280,529
Conversion of Stock, Shares Issued					4,681,058	4,681,058		4,681,058		4,681,058
Loan to subsidiary					$ 2,664,787					$ 2,664,787
Year ended December 31, 2018 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Long term loan						$ 0		$ 297,890
Proceeds from Issuance of Debt						270,000
Debt Instrument, Face Amount						345,000
Debt Instrument, Unamortized Discount						270,000		270,000
Debt Instrument, Convertible, Carrying Amount of Equity Component						0		0
Debt Conversion, Converted Instrument, Amount					205,000	$ 205,000
Debt Instrument, Description						Company entered into several convertible debt instruments with stockholders
Year ended December 31, 2016 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Proceeds from Loans						$ 2,000		221,155
Long term loan						6,526		4,526
Repayments of Debt						$ 0
Debt Instrument, Description						Company received loans from Charles A. Ross, the Company’s Chief Executive Officer (“CEO”)
Debt Instrument, Payment Terms						due on demand and carry no interest.
Charles A. Ross, Jr [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Officers compensation						$ 61,332	$ 110,750
Common stock shares received						6,898,242
Doug Grau [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Officers compensation						$ 70,000	$ 70,000
Common stock shares received						6,898,241
Assumed Liability for Unpaid Claims and Claims Adjustment Expense						$ 43,211
Unpaid compensation						$ 132,000
SoleOfficer and Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Proceeds from Loans											$ 221,155
Long term loan								4,526	4,496
Repayments of Debt								0
Stockholders [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Long term loan					$ 0			297,890
Proceeds from Issuance of Debt										270,000
Debt Instrument, Face Amount										$ 345,000
Convertible Debenture - Related Party, converted								41,288
Interest accrued on debt								113,178
Debt Instrument, Unamortized Discount								270,000
Debt Instrument, Convertible, Carrying Amount of Equity Component								0
Charles A. Ross, Jr [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Officers compensation								$ 180,250	$ 200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			2,725,000	1,000,000
Shares Issued, Price Per Share			$ 0.30												$ 0.50
Stock Issued During Period, Shares, Acquisitions		6,500,000